CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (30,974,496)	$ (17,105,294)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	1,070,366	630,992
Depreciation and amortization expense	1,458,302	231,697
Amortization of license contract assets	1,099,657	207,721
Amortization of right-of-use assets	144,841	143,471
Bad debt expense	323,878
Gain/loss on extinguishment of debt	(579,486)	105,266
Change in fair value of derivative	(159,017)
Warrants issued for severance	(82,000)
Stock-based compensation	8,292,265	1,816,034
Goodwill tax benefits for Spkr and Eon acquisitions	(719,688)
Gain on settlement of obligations	(13,900)	(192,557)
Loss on settlement of obligations	15,000	473,822
Inducement expense		3,793,406
Impairment of goodwill and intangible assets	11,209,630	6,350,000
Common stock issued to consultants	236,834
Warrants issued to consultant	492,000	483,967
Change in operating assets and liabilities:
Accounts receivable	(1,005,975)	(269,369)
Prepaid income tax	102,126	(433)
Inventory	(183,973)	(24,902)
Prepaid expenses	(314,316)	(37,113)
Deposit	(14,458)	(6,264)
Accounts payable and accrued liabilities	1,352,949	(161,929)
License content liability	304,000	681,000
License contract asset	(1,615,000)	(908,000)
Operating lease liabilities	(145,766)	(140,557)
Deferred income	13,167	4,779
NET CASH USED IN OPERATING ACTIVITIES	(9,529,061)	(4,408,232)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of EON Media Group, net of cash acquired	(1,499,937)
Purchase of equipment	(22,249)	(18,173)
Collection of note receivable		5,765
NET CASH USED IN INVESTING ACTIVITIES	(1,522,186)	(12,408)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	10,001,825	3,516,500
Proceeds from related party loan		1,000,000
Proceeds from PPP loan	486,638	573,500
Proceeds from preferred shares		1,000,000
Proceeds from issuance of convertible debt	2,950,000	48,670
Repayment of stockholder loans	(546,592)
Share issuance costs	0	(80,134)
Proceeds from issuing common stock subscribed	350,000	35,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	13,241,871	6,093,536
Change in cash and cash equivalents	2,190,625	1,672,897
Cash, beginning of period	1,971,923	299,026
Cash, end of period	4,162,548	1,971,923
SUPPLEMENTAL DISCLOSURES OF CASH FLOW STATEMENTS
Cash paid for interest	539,902	53,324
Cash paid for income taxes	800	1,600
SUPPLEMENTAL DISCLOSURES OF NON CASH INVESTING AND FINANCING ACTIVITIES
Preferred shares issued for debt settlement		4,800,000
Common shares issued for debt settlement	194,803
Debt and accrued interest exchanged as part of debt settlement		1,006,597
Preferred shares issued in exchange for cash		4,800,000
Conversion of convertible debenture to common stock	$ 594,262
Common stock issued for acquisition	6,553,235
Inducement for intangible asset rights	$ 2,065,996
Addition of new leases accounted for under ASC 842		211,429
Assumption of office lease by related party		20,825
Warrants issued for settlement of debt		46,000
Warrants issued to extinguish debt with related party		185,563
Obligation to issue shares		12,168
Common stock issued in connection with reverse merger		517
Preferred stock issued in connection with reverse merger		3
Payment in kind common stock payment	41,977
Shares and warrants issued	$ 1,250,000
Warrants issued as debt discount on convertible debenture	195,189
Shares issued for asset purchase	$ 2,671,233	6,350,000
Warrants exercised		27,033
Conversion of Preferred Class A stock to common stock	307
Shares issued for common stock subscribed	$ 485,094	35,000
Deemed dividend		$ 3,800,000